Long-term Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Aggregate carrying value of all equity investments	$ 63,345,000	$ 63,305,000
Impairment losses	10,965,000	2,605,000	$ 230,000
Upward adjustment	0	18,013,000	0
Accounting Standards Update 2016-01 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Aggregate carrying value of all equity investments	63,345,000	63,305,000
Impairment losses	10,965,000	2,605,000	230,000
Cumulative impairment loss	13,800,000
Upward adjustment	$ 0	$ 18,013,000	$ 0